Consolidated Schedule of Investments
January 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.46%
Australia–25.06%
Bellevue Gold Ltd.(a)	57,593,252	$43,871,604
Catalyst Metals Ltd.(a)	5,330,000	11,472,347
De Grey Mining Ltd.(a)	51,987,305	63,713,507
Evolution Mining Ltd.	14,648,806	50,905,929
Genesis Minerals Ltd.(a)	15,870,000	30,790,608
Gold Road Resources Ltd.	21,483,275	32,556,940
Northern Star Resources Ltd.	9,828,895	104,026,275
OceanaGold Corp.	19,640,300	58,649,948
Ora Banda Mining Ltd.(a)	37,500,000	19,163,038
Perseus Mining Ltd.	120,000	209,390
Ramelius Resources Ltd.	27,828,612	41,935,868
Resolute Mining Ltd.(a)	14,300,000	3,613,910
Spartan Resources Ltd.(a)	10,950,000	9,050,036
Vault Minerals Ltd.(a)	19,000,000	4,502,317
West African Resources Ltd.(a)	27,200,000	27,536,125
Westgold Resources Ltd.	12,860,000	20,258,518
		522,256,360
Bosnia and Herzegovina–0.40%
Adriatic Metals PLC, CDI(a)	3,310,000	8,422,074
Brazil–1.27%
ERO Copper Corp.(a)	1,121,000	15,009,915
Sigma Lithium Corp.(a)	660,000	7,095,000
Wheaton Precious Metals Corp.	68,035	4,250,146
		26,355,061
Burkina Faso–2.29%
Endeavour Mining PLC	2,323,966	47,795,331
Canada–47.95%
Agnico Eagle Mines Ltd.(b)	784,395	72,901,671
Alamos Gold, Inc., Class A	2,481,108	51,929,591
Allied Gold Corp.(a)	4,714,771	14,760,524
Artemis Gold, Inc.(a)	5,544,241	60,197,559
Aya Gold & Silver, Inc.(a)	525,082	4,219,877
B2Gold Corp.	16,712,000	40,443,040
Barrick Gold Corp.(b)	4,291,499	70,251,840
Calibre Mining Corp., Class C(a)	21,154,883	37,699,898
Cameco Corp.	587,000	29,021,280
Capstone Copper Corp.(a)	4,790,000	26,828,087
Centerra Gold, Inc.	1,470,000	9,194,138
Dundee Precious Metals, Inc.	1,895,000	19,206,213
enCore Energy Corp.(a)	980,000	3,223,174
Endeavour Silver Corp.(a)	2,660,000	10,507,000
Equinox Gold Corp.(a)	8,732,797	53,008,078
First Majestic Silver Corp.	50,000	285,000
Fortuna Mining Corp.(a)	2,210,000	11,204,700
Franco-Nevada Corp.	240,302	32,671,460
G Mining Ventures Corp.(a)	4,139,128	40,555,395
Galiano Gold, Inc.(a)	10,630,000	11,905,600
Hudbay Minerals, Inc.	2,810,000	23,238,700
IAMGOLD Corp.(a)	7,080,000	44,179,200
Ivanhoe Mines Ltd., Class A(a)	6,495,365	69,764,783
Shares		Value
Canada–(continued)
K92 Mining, Inc.(a)	8,612,630	$57,186,417
Kinross Gold Corp.	5,095,925	57,482,034
Lundin Gold, Inc.	508,815	12,603,530
MAG Silver Corp.(a)	448,522	7,086,648
McEwen Mining, Inc.(a)	140,000	1,153,600
New Gold, Inc.(a)	13,300,000	40,166,000
NGEx Minerals Ltd.(a)	330,000	2,963,154
Novagold Resources, Inc.(a)	2,140,000	6,698,200
Orla Mining Ltd.(a)	1,431	8,783
Osisko Gold Royalties Ltd.	1,145,339	21,211,678
Pan American Silver Corp.	5,000	116,050
Pan American Silver Corp., Rts., expiring 02/22/2029(a)	2,300,100	945,341
Seabridge Gold, Inc.(a)	10,000	123,100
Skeena Resources Ltd.(a)	810,000	7,947,569
SSR Mining, Inc.	300,000	2,409,000
Torex Gold Resources, Inc.(a)	255,000	5,409,330
Triple Flag Precious Metals Corp.	556,682	8,901,703
Wesdome Gold Mines Ltd.(a)	2,983,193	29,475,798
		999,084,743
China–1.96%
Laopu Gold Co. Ltd., H Shares(a)	19,100	1,021,975
Zhaojin Mining Industry Co. Ltd., H Shares	6,600,000	10,466,084
Zijin Mining Group Co. Ltd., H Shares	15,500,000	29,301,760
		40,789,819
Colombia–1.16%
Aris Mining Corp.(a)	6,470,560	24,086,235
Mexico–0.02%
Fresnillo PLC	50,000	427,968
Peru–0.57%
Hochschild Mining PLC(a)	5,500,000	11,953,986
South Africa–4.46%
DRDGOLD Ltd., ADR	278,910	2,808,624
Gold Fields Ltd., ADR	3,647,670	61,755,053
Harmony Gold Mining Co. Ltd., ADR	110,000	1,239,700
Pan African Resources PLC	20,610,000	10,206,399
Sibanye Stillwater Ltd., ADR(a)	4,442,587	16,926,256
		92,936,032
Turkey–1.40%
Eldorado Gold Corp.(a)	1,911,502	29,131,291
United Kingdom–2.58%
AngloGold Ashanti PLC	1,147,100	34,653,891
AngloGold Ashanti PLC(c)	628,470	18,986,079
		53,639,970
United States–10.34%
A-Mark Precious Metals, Inc.	75,042	2,113,933
Aura Minerals, Inc.	2,284,853	29,854,721
Coeur Mining, Inc.(a)	1,050,000	6,930,000
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Gold & Special Minerals Fund

Shares		Value
United States–(continued)
Commercial Metals Co.	8,000	$387,920
Freeport-McMoRan, Inc.	1,763,000	63,203,550
Hecla Mining Co.	1,635,404	9,289,095
Ivanhoe Electric, Inc.(a)	773,934	4,581,689
Newmont Corp.(b)	1,739,914	74,329,126
Perpetua Resources Corp.(a)	10,000	118,000
Piedmont Lithium, Inc.(a)	501,585	4,138,076
Royal Gold, Inc.	146,300	20,455,666
		215,401,776
Zambia–0.00%
First Quantum Minerals Ltd.(a)	7,000	87,611
Total Common Stocks & Other Equity Interests (Cost $1,346,378,937)		2,072,368,257
Exchange-Traded Funds–0.02%
United States–0.02%
SPDR® Gold Trust–ETF(a) (Cost $370,099)	2,000	517,120
	Principal Amount		Value
Equity Linked Note–0.01%
Australia–0.01%
Firefinch Ltd.(c) (Cost $2,422,154)	AUD	$12,910,104	$144,472
	Shares
Money Market Funds–1.36%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(d)(e)		9,905,332	9,905,332
Invesco Treasury Portfolio, Institutional Class, 4.29%(d)(e)		18,395,589	18,395,589
Total Money Market Funds (Cost $28,300,921)			28,300,921
TOTAL INVESTMENTS IN SECURITIES—100.85% (Cost $1,377,472,111)			2,101,330,770
OTHER ASSETS LESS LIABILITIES–(0.85)%			(17,654,440)
NET ASSETS–100.00%			$2,083,676,330
Investment Abbreviations:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
CDI	– CREST Depository Interest
Rts.	– Rights
SPDR	– Standard & Poor’s Depositary Receipt
Notes to Consolidated Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of the value pledged and/or designated as collateral to cover margin requirements for open options contracts.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,041,999	$147,024,100	$(146,160,767)	$-	$-	$9,905,332	$458,120
Invesco Liquid Assets Portfolio, Institutional Class	6,458,048	25,440,620	(31,898,797)	582	(453)	-	54,141
Invesco Treasury Portfolio, Institutional Class	10,333,714	259,265,598	(251,203,723)	-	-	18,395,589	794,475
Total	$25,833,761	$431,730,318	$(429,263,287)	$582	$(453)	$28,300,921	$1,306,736

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.

Open Exchange-Traded Equity Options Written(a)
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value*		Value
Equity Risk
Agnico Eagle Mines Ltd.	Call	06/20/2025	2,000	USD	100.00	USD	20,000,000	$(1,030,000)
Alamos Gold, Inc.	Call	03/21/2025	4,000	USD	22.00	USD	8,800,000	(140,000)
AngloGold Ashanti Ltd.	Call	07/18/2025	5,000	USD	33.00	USD	16,500,000	(1,137,500)
Cameco Corp.	Call	06/20/2025	5,800	USD	70.00	USD	40,600,000	(585,800)
Coeur Mining, Inc.	Call	06/20/2025	6,000	USD	7.50	USD	4,500,000	(360,000)
Eldorado Gold Corporation	Call	07/18/2025	3,000	USD	17.00	USD	5,100,000	(345,000)
Endeavour Silver Corp.	Call	02/21/2025	8,000	USD	5.50	USD	4,400,000	(20,000)
ERO Copper Corp.	Call	02/21/2025	1,000	CAD	36.00	CAD	3,600,000	(5,161)
Franco-Nevada Corp.	Call	05/16/2025	2,000	USD	140.00	USD	28,000,000	(1,150,000)
Gold Fields Ltd.	Call	04/17/2025	3,000	USD	20.00	USD	6,000,000	(60,000)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Gold & Special Minerals Fund

Open Exchange-Traded Equity Options Written(a)—(continued)
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value*		Value
Hecla Mining Company	Call	03/21/2025	6,000	USD	8.00	USD	4,800,000	$(18,000)
Hudbay Minerals, Inc.	Call	04/17/2025	8,000	USD	10.00	USD	8,000,000	(160,000)
Ivanhoe Electric, Inc.	Call	07/18/2025	3,000	USD	10.00	USD	3,000,000	(52,500)
Ivanhoe Mines Ltd.	Call	03/21/2025	4,000	CAD	21.00	CAD	8,400,000	(24,770)
Lundin Gold, Inc.	Call	05/16/2025	5,000	CAD	35.00	CAD	17,500,000	(1,023,497)
MAG Silver Corp.	Call	06/20/2025	4,000	USD	20.00	USD	8,000,000	(280,000)
Newmont Corp.	Call	06/20/2025	5,000	USD	47.50	USD	23,750,000	(1,015,000)
Novagold Resources, Inc.	Call	03/21/2025	5,000	USD	4.00	USD	2,000,000	(25,000)
Osisko Gold Royalties Ltd.	Call	04/17/2025	4,000	USD	22.50	USD	9,000,000	(110,000)
Piedmont Lithium, Inc.	Call	02/21/2025	5,000	USD	20.00	USD	10,000,000	(50,000)
Royal Gold, Inc.	Call	04/17/2025	1,000	USD	180.00	USD	18,000,000	(42,500)
Sibanye Stillwater Ltd.	Call	04/17/2025	8,000	USD	6.00	USD	4,800,000	(60,000)
Sigma Lithium Corp.	Call	04/17/2025	5,000	USD	18.00	USD	9,000,000	(75,000)
SSR Mining, Inc.	Call	03/21/2025	3,000	USD	8.00	USD	2,400,000	(210,000)
Subtotal – Equity Call Options Written								(7,979,728)
Equity Risk
Agnico Eagle Mines Ltd.	Put	06/20/2025	1,000	USD	75.00	USD	7,500,000	(160,000)
Alamos Gold, Inc.	Put	03/21/2025	2,000	USD	19.00	USD	3,800,000	(220,000)
A-Mark Precious Metals, Inc.	Put	03/21/2025	3,000	USD	35.00	USD	10,500,000	(2,160,000)
B2Gold Corp.	Put	07/18/2025	8,000	USD	2.50	USD	2,000,000	(260,000)
Barrick Gold Corp.	Put	02/21/2025	2,000	USD	18.00	USD	3,600,000	(371,000)
Cameco Corp.	Put	06/20/2025	2,000	USD	45.00	USD	9,000,000	(640,000)
Coeur Mining, Inc.	Put	06/20/2025	3,000	USD	5.00	USD	1,500,000	(60,000)
Commercial Metals Co.	Put	03/21/2025	1,000	USD	50.00	USD	5,000,000	(325,000)
Endeavour Silver Corp.	Put	02/21/2025	2,000	USD	4.00	USD	800,000	(55,000)
ERO Copper Corp.	Put	02/21/2025	2,000	CAD	20.50	CAD	4,100,000	(196,099)
First Quantum Minerals Ltd.	Put	05/16/2025	2,000	CAD	16.00	CAD	3,200,000	(143,806)
Fortuna Mining Corp.	Put	03/21/2025	4,000	USD	4.50	USD	1,800,000	(120,000)
Franco-Nevada Corp.	Put	05/16/2025	1,000	USD	105.00	USD	10,500,000	(112,500)
Freeport-McMoran, Inc.	Put	06/20/2025	1,000	USD	35.00	USD	3,500,000	(263,500)
Global X Silver Miners ETF	Put	04/17/2025	3,000	USD	30.00	USD	3,000,000	(57,500)
Gold Fields Ltd.	Put	04/17/2025	2,000	USD	15.00	USD	3,000,000	(95,000)
Lundin Gold, Inc.	Put	05/16/2025	2,000	CAD	27.00	CAD	5,400,000	(37,843)
Newmont Corp.	Put	06/20/2025	1,000	USD	32.50	USD	3,250,000	(52,000)
Pan American Silver Corp.	Put	04/17/2025	2,000	USD	20.00	USD	4,000,000	(95,000)
Piedmont Lithium, Inc.	Put	02/21/2025	1,000	USD	10.00	USD	1,000,000	(190,000)
Royal Gold, Inc.	Put	04/17/2025	1,000	USD	115.00	USD	11,500,000	(152,500)
Sibanye Stillwater Ltd.	Put	04/17/2025	3,000	USD	4.00	USD	1,200,000	(165,000)
Sigma Lithium Corp.	Put	04/17/2025	2,000	USD	11.00	USD	2,200,000	(320,000)
Torex Gold Resources, Inc.	Put	03/21/2025	2,000	CAD	27.00	CAD	5,400,000	(75,687)
Subtotal – Equity Put Options Written								(6,327,435)
Total Open Exchanged-Traded Equity Options Written								$(14,307,163)

(a)	Open Exchange-Traded Options Written collateralized by $79,714 cash held with Morgan Stanley.
*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Abbreviations:
CAD	—Canadian Dollar
ETF	—Exchange-Traded Fund
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Gold & Special Minerals Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
January 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$58,649,948	$463,606,412	$144,472	$522,400,832
Bosnia and Herzegovina	—	8,422,074	—	8,422,074
Brazil	26,355,061	—	—	26,355,061
Burkina Faso	47,795,331	—	—	47,795,331
Canada	999,084,743	—	—	999,084,743
China	—	40,789,819	—	40,789,819
Colombia	24,086,235	—	—	24,086,235
Mexico	—	427,968	—	427,968
Peru	—	11,953,986	—	11,953,986
South Africa	82,729,633	10,206,399	—	92,936,032
Turkey	29,131,291	—	—	29,131,291
United Kingdom	34,653,891	—	18,986,079	53,639,970
United States	215,918,896	—	—	215,918,896
Zambia	87,611	—	—	87,611
Money Market Funds	28,300,921	—	—	28,300,921
Total Investments in Securities	1,546,793,561	535,406,658	19,130,551	2,101,330,770
Other Investments - Liabilities*
Options Written	(14,307,163)	—	—	(14,307,163)
Total Investments	$1,532,486,398	$535,406,658	$19,130,551	$2,087,023,607

*	Options written are shown at value.
Invesco Gold & Special Minerals Fund